DISTRIBUTION OF PROFIT (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Distribution of Profit Disclosure
General reserve fund	$ 943,499	$ 931,739
Restricted amount of net assets of subsidiaries	85,056,830	85,056,830
PRC
Distribution of Profit Disclosure
Percentage appropriation to general reserve fund required	10.00%
General reserve as a percentage of registered capital up to which after-tax profit of PRC subsidiaries and VIEs shall be transferred	50.00%
Statutory capital	84,113,331	83,986,443
General reserve fund	943,499	931,739
Statutory reserve increase (decrease)	11,760	0
Restricted amount of net assets of subsidiaries	$ 85,056,830	$ 84,918,182